Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest on Debt
Interest capitalized	$ 5	$ 3	$ 5
Total interest paid and accrued	1,957	1,482	1,278
Cost of financing
Interest on Debt
Interest paid	608	757	658
Interest expense
Interest on Debt
Interest paid	$ 1,344	$ 723	$ 615